SHARE PREMIUM ACCOUNT (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure For Share Premium Account Explanatory [Abstract]
Payments for Repurchase of Redeemable Preferred Stock	[1]			£ 210
Redemption Of Preference Shares				£ 210

[1]	During the year ended 31 December 2016, the Company redeemed all of its outstanding 6.267% Non-cumulative Fixed to Floating Rate Callable US Dollar Preference Shares at their combined sterling equivalent par value of 210 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of 210 million was transferred from the distributable merger reserve to the share premium account.